ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	As of	As of
	March 31, 2023	March 31, 2022
	$	$
General and administration	2,455,174	3,683,931
Research and development	2,621,808	801,901
Occupancy	—	44,232
Patient services	—	1,029,479
Sales and marketing	—	92,856
Property, plant and equipment	—	194,273
	5,076,982	5,846,672